CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Time charter revenues			$ 22,227	$ 0	$ 0
Construction contract revenues			51,868	51,062	5,512
Other revenue			474	511	0
Total revenues			74,569	51,573	5,512
OPERATING EXPENSES
Voyage expenses			(1,139)	0	0
Vessel operating expenses			(6,197)	0	0
Construction contract expenses			(38,570)	(43,958)	(5,512)
Administrative expenses			(12,566)	(8,043)	(3,185)
Depreciation and amortization			(1,317)	(8)	0
Total operating expenses			(59,789)	(52,009)	(8,697)
Equity in earnings (losses) of joint ventures			(5,330)	40,228	5,007
Operating income			9,450	39,792	1,822
FINANCIAL INCOME (EXPENSES), NET
Interest income			4,959	2,122	2,481
Interest expense			(9,665)	(352)	(114)
Loss on derivative financial instruments			(161)	0	0
Other items, net			(2,788)	(1,096)	(1)
Total financial income (expense), net			(7,655)	674	2,366
Income before tax			1,795	40,466	4,188
Income tax expense			(481)	0	0
Net income	$ 13,255	$ (11,941)	$ 1,314	$ 40,466	$ 4,188
Common units public [Member]
Earnings per unit
Earnings Per Share (basic and diluted)			$ 0.5	$ 0	$ 0
Common units Hoegh LNG [Member]
Earnings per unit
Earnings Per Share (basic and diluted)			0.5	0	0
Subordinated units [Member]
Earnings per unit
Earnings Per Share (basic and diluted)			$ 0.5	$ 0	$ 0